5. Goodwill and Intangible Assets (Sept. 2017) (Details - future amortization) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Future intangible asset amortization
2017	$ 11,752
2018	26,119	$ 26,119
2019	9,236	9,236
2020	8,655	8,655
2021	2,059	2,059
Remaining	4,057	4,061
Total	$ 61,878	$ 105,650